UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

June 1, 2019 to June 30, 2019.

Commission File Number of issuing entity: 333-218098-01

Central Index Key Number of issuing entity: 0001174821

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-218098

Central Index Key Number of depositor: 0001658982

CHASE CARD FUNDING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000869090

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Patricia M. Garvey

Chase Card Funding LLC

201 North Walnut Street

Wilmington, Delaware 19801

302-282-6545

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation

or organization of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the depositor)

13-4994650

(I.R.S. Employer Identification No. of the sponsor)

CHASE ISSUANCE TRUST c/o Chase Card Funding LLC 201 North Walnut Street Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 282-6545

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
CHASEseries Class A Notes	☐	☐	☒

CHASEseries Class B Notes	☐	☐	☒

CHASEseries Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, and 99.3.

With respect to the information required by Item 1121(c) of Regulation AB, JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank”) (CIK number 0000869090) has no repurchase activity to report for the monthly distribution period from June 1, 2019 to June 30, 2019 (the “Monthly Distribution Period”) for Chase Issuance Trust.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Except for the sections that follow entitled Litigation Regarding the Depositor and Issuing Entity and Litigation Regarding the Indenture Trustee, respectively, the most current information or update to this item, as of the end of the Monthly Distribution Period to which this report relates, was previously reported by Chase Issuance Trust (CIK number 0001174821, SEC File Number 333-218098-01). See Prospectus dated May 20, 2019, filed on May 20, 2019.

Litigation Regarding the Depositor and Issuing Entity

In June 2019, a lawsuit (Petersen et al. v. Chase Card Funding, LLC et al., No. 1:19-cv-00741 (W.D.N.Y. June 6, 2019)) was filed against Chase Card Funding LLC and Chase Issuance Trust, special purpose entities in the JPMorgan Chase Bank sponsored credit card securitization program, and Wilmington Trust Company, as trustee of Chase Issuance Trust. The putative class action was brought by several New York residents with credit card accounts originated by JPMorgan Chase Bank (which is not named as a defendant), who allege that JPMorgan Chase Bank securitized their credit card receivables in Chase Issuance Trust. The complaint contends that the defendants are required to comply with New York state’s usury law under the United States Court of Appeals for the Second Circuit decision in Madden v. Midland Funding, LLC, 786 F.3d 246 (2d Cir. 2015), cert. denied, 136 S. Ct. 2505 (June 27, 2016) because they are non-bank entities that are not entitled to the benefits of federal preemption. The Petersen litigation is in its early stages. Chase Card Funding LLC believes that the claims are without merit. However, there can be no assurances as to the outcome of the litigation and if decided adversely, investors may suffer a delay in payment or loss on their Chase Issuance Trust notes.

Litigation Regarding the Indenture Trustee

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee’s alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue. On May 6, 2019, the court entered an order approving the settlement agreement. Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 57 RMBS trusts in New York federal and state court are not covered by the agreement. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs’ claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 7. Change in Sponsor Interest in the Securities.

The information required by Item 1124 of Regulation AB is provided in Item 12 of the distribution report attached hereto as Exhibit 99.2. There has been no change in the securities held by the Sponsor and its affiliates during the Monthly Distribution Period.

Item 10. Exhibits.

Exhibit No.	Description
99.1	Monthly Information Officer’s Certificate

99.2	Asset Pool One Monthly Servicer’s Certificate

99.3	CHASEseries Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST
(Issuing entity)
Date: July 15, 2019	By:	JPMORGAN CHASE BANK, NATIONAL ASSOCIATION,
as Servicer
/s/ Patricia Garvey
Name: Patricia Garvey
Title: Executive Director